BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Exchange Warrants (Details) - Exchange Warrants, American Depositary Shares	Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares) | shares	8,256
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 597